File Number: 333-87233

                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                               September 8, 2010


                              Pioneer Research Fund

                    Supplement to the May 1, 2010 Prospectus


Effective September 8, 2010, the following replaces the corresponding information found on page 8 in the "Fund Summary" section of the prospectus:

Portfolio management   Mr. Paul Cloonan, vice president and head of equity
                       research -- U.S. (portfolio manager of the fund since
                       2005); Mr. Bradley Galko, vice president and analyst at Pioneer (portfolio manager of the fund since 2005);
		          Mr. Kim Galle, vice president and analyst at Pioneer (portfolio manager of the fund since 2005); and Mr. James Moynihan, equity research analyst at Pioneer (portfolio manager of the fund since September 2010).

In addition, the following replaces the corresponding paragraph on page 15 in the "Management" section of the prospectus:

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of a team of equity analysts that coordinate the fundamental research on companies provided by Pioneer's research teams, which include members from Pioneer's affiliate, Pioneer Investment Management Limited. Paul Cloonan, vice president and head of equity research -- U.S. (portfolio manager of the fund since 2005), joined Pioneer in 1997. Bradley Galko, vice president and analyst (portfolio manager of the fund since 2005), joined Pioneer in 2001. Kim Galle, vice president and analyst (portfolio manager of the fund since 2005), joined Pioneer in 2001. James Moynihan, equity research analyst (portfolio manager of the fund since September 2010), joined Pioneer in 2007. Previously, he was an equity analyst at Evergreen Investments.




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                                        (C) 2010 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC